Lennar Homebuilding Operating Properties And Equipment (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Property, Plant and Equipment [Line Items]
Operating properties and equipment	$ 231,095	$ 265,215
Accumulated depreciation and amortization	(87,931)	(83,792)
Property, plant and equipment, net	143,164	181,423
Operating Properties [Member]
Property, Plant and Equipment [Line Items]
Operating properties and equipment	161,741	205,707	[1]
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Operating properties and equipment	32,890	29,681
Furniture, Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Operating properties and equipment	36,464	$ 29,827
Homebuilding Southeast Florida [Member] | Operating Property Sale [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 44,100

[1]	Operating properties primarily include multi-level residential buildings that have been converted to rental operations. During the year ended November 30, 2014, the Company sold one of its operating properties with a basis of $44.1 million.